Financial Assets and Liabilities - Breakdown of Financial Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial liabilities [line items]
Total carrying amount	€ 52,089	€ 53,440
Issues
Disclosure of financial liabilities [line items]
Total carrying amount	43,694	45,444	€ 45,372
Telefonica, S.A.
Disclosure of financial liabilities [line items]
Total carrying amount	55,746	60,361
Total fair value	59,328	63,603
Telefonica, S.A. | Level 1 (Quoted prices)
Disclosure of financial liabilities [line items]
Total carrying amount	80	64
Telefonica, S.A. | Level 2 (Other directly observable market inputs)
Disclosure of financial liabilities [line items]
Total carrying amount	3,072	3,455
Telefonica, S.A. | Level 3 (Inputs not based on observable market data)
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Telefonica, S.A. | Fair value through profit or loss, Held for trading
Disclosure of financial liabilities [line items]
Total carrying amount	1,180	2,299
Telefonica, S.A. | Fair value through profit or loss, Fair value option
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Telefonica, S.A. | Hedges
Disclosure of financial liabilities [line items]
Total carrying amount	1,972	1,220
Telefonica, S.A. | Liabilities at amortized cost
Disclosure of financial liabilities [line items]
Total carrying amount	52,594	56,842
Telefonica, S.A. | Issues
Disclosure of financial liabilities [line items]
Total carrying amount	43,694	45,444
Total fair value	47,166	48,686
Telefonica, S.A. | Issues | Level 1 (Quoted prices)
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Telefonica, S.A. | Issues | Level 2 (Other directly observable market inputs)
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Telefonica, S.A. | Issues | Level 3 (Inputs not based on observable market data)
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Telefonica, S.A. | Issues | Fair value through profit or loss, Held for trading
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Telefonica, S.A. | Issues | Fair value through profit or loss, Fair value option
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Telefonica, S.A. | Issues | Hedges
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Telefonica, S.A. | Issues | Liabilities at amortized cost
Disclosure of financial liabilities [line items]
Total carrying amount	43,694	45,444
Telefonica, S.A. | Loans and other payables
Disclosure of financial liabilities [line items]
Total carrying amount	8,900	11,398
Total fair value	9,010	11,398
Telefonica, S.A. | Loans and other payables | Level 1 (Quoted prices)
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Telefonica, S.A. | Loans and other payables | Level 2 (Other directly observable market inputs)
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Telefonica, S.A. | Loans and other payables | Level 3 (Inputs not based on observable market data)
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Telefonica, S.A. | Loans and other payables | Fair value through profit or loss, Held for trading
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Telefonica, S.A. | Loans and other payables | Fair value through profit or loss, Fair value option
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Telefonica, S.A. | Loans and other payables | Hedges
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Telefonica, S.A. | Loans and other payables | Liabilities at amortized cost
Disclosure of financial liabilities [line items]
Total carrying amount	8,900	11,398
Telefonica, S.A. | Derivative instruments
Disclosure of financial liabilities [line items]
Total carrying amount	3,152	3,519
Total fair value	3,152	3,519
Telefonica, S.A. | Derivative instruments | Level 1 (Quoted prices)
Disclosure of financial liabilities [line items]
Total carrying amount	80	64
Telefonica, S.A. | Derivative instruments | Level 2 (Other directly observable market inputs)
Disclosure of financial liabilities [line items]
Total carrying amount	3,072	3,455
Telefonica, S.A. | Derivative instruments | Level 3 (Inputs not based on observable market data)
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Telefonica, S.A. | Derivative instruments | Fair value through profit or loss, Held for trading
Disclosure of financial liabilities [line items]
Total carrying amount	1,180	2,299
Telefonica, S.A. | Derivative instruments | Fair value through profit or loss, Fair value option
Disclosure of financial liabilities [line items]
Total carrying amount	0	0
Telefonica, S.A. | Derivative instruments | Hedges
Disclosure of financial liabilities [line items]
Total carrying amount	1,972	1,220
Telefonica, S.A. | Derivative instruments | Liabilities at amortized cost
Disclosure of financial liabilities [line items]
Total carrying amount	€ 0	€ 0